Other Expenses	12 Months Ended
Dec. 31, 2020
Other Expenses [abstract]
Other Expenses

26.    Other Expenses

	Years ended December 31,
	2020	2019
Write-down (recovery) of investment in associates	$(194)	$2,706
Write-off of mineral properties	878	1,554
Loss on disposal of assets and other write-downs	484	67
Write-off of accounts receivable	447	-
Other expenses (income)	(308)	284
Care and maintenance costs related to COVID-19	3,121	-
	$4,428	$4,611